RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Millions		12 Months Ended
	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Purchased power		$ 4,486	$ 4,143
Revenues		8,993	8,447
Capital contribution received from OPG		3	2
Transmission
Related Party Transaction [Line Items]
Revenues		2,436	2,272
Distribution
Related Party Transaction [Line Items]
Revenues		6,557	6,175
Ministry
Related Party Transaction [Line Items]
Related party transaction amount		27	0
MOI
Related Party Transaction [Line Items]
Related party transaction amount	$ 400	19	43
IESO
Related Party Transaction [Line Items]
Purchased power		3,011	2,686
Funding received related to Conservation and Demand Management programs		0	1
IESO | Amounts related to electricity rebates
Related Party Transaction [Line Items]
Related party transaction amount		1,110	1,170
IESO | Transmission
Related Party Transaction [Line Items]
Revenues		2,388	2,252
IESO | Electricity, US Regulated
Related Party Transaction [Line Items]
Revenues		256	255
IESO | Distribution
Related Party Transaction [Line Items]
Revenues		50	48
OPG
Related Party Transaction [Line Items]
Related party transaction amount		2	1
Purchased power		23	18
Capital contribution received from OPG		20	3
OPG | Transmission
Related Party Transaction [Line Items]
Revenues		2	2
OPG | Distribution
Related Party Transaction [Line Items]
Revenues		8	5
OEFC
Related Party Transaction [Line Items]
Purchased power		2	1
OEB
Related Party Transaction [Line Items]
OEB fees		14	12
Hydro One Limited
Related Party Transaction [Line Items]
Dividends paid		792	753
Stock-based compensation costs		5	6
Hydro One Limited | Cost recovery for services provided
Related Party Transaction [Line Items]
Related party transaction amount		11	11
Acronym | Energy Service
Related Party Transaction [Line Items]
Revenues		6	3
Acronym | Energy Service | Operating Expense
Related Party Transaction [Line Items]
Purchased power		$ 31	$ 33
Province of Ontario
Related Party Transaction [Line Items]
Ownership percentage		47.10%	47.10%
Wataynikaneyap Power LP | IESO | Distribution
Related Party Transaction [Line Items]
Revenues		$ 133	$ 119